Risk/Return Detail Data - FidelityEmergingMarketsFund-AMCIZPRO	Dec. 30, 2024 USD ($)
Risk/Return:
Registrant Name	Fidelity Investment Trust
FidelityEmergingMarketsFund-AMCIZPRO | Fidelity Emerging Markets Fund
Risk/Return:
Risk/Return [Heading]	Fund Summary Fund /Class: Fidelity® Emerging Markets Fund /Fidelity Advisor® Emerging Markets Fund A, M, C, I, Z
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Fidelity® Emerging Markets Fund seeks capital appreciation.
Expense [Heading]	Fee Table
Expense Narrative [Text Block]	The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $ 50,000 in the fund or certain other Fidelity ® funds. More information about these and other discounts is available from your investment professional and in the "Fund Distribution" section beginning on page 33 of the prospectus and in the sales charge waiver appendix to the prospectus.
Shareholder Fees Caption [Text]	Shareholder fees
Operating Expenses Caption [Text]	Annual Operating Expenses
Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]	The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 46 % of the average value of its portfolio.
Portfolio Turnover, Rate	46.00%
Expenses Deferred Charges [Text Block]	Class A and Class M purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class M purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% and 0.25%, respectively.
Expense Breakpoint Discounts [Text]	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $ 50,000 in the fund or certain other Fidelity ® funds. More information about these and other discounts is available from your investment professional and in the "Fund Distribution" section beginning on page 33 of the prospectus
Expense Breakpoint, Minimum Investment Required [Amount]	$ 50,000
Expenses Restated to Reflect Current [Text]	Adjusted to reflect current fees.
Expense Example Narrative [Text Block]	This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated and if you hold your shares:
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Normally investing at least 80% of assets in securities of issuers in emerging markets and other investments that are tied economically to emerging markets. Emerging markets include countries that have an emerging stock market as defined by MSCI, countries or markets with low- to middle-income economies as classified by the World Bank, and other countries or markets that the Adviser identifies as having similar emerging markets characteristics. The Adviser considers a number of factors to determine whether an issuer is located in or tied economically to a particular country or region including: whether a third-party vendor has assigned a particular country or region classification to the issuer or included the issuer in an index representative of a particular country or region; the issuer's domicile, incorporation, and location of assets; whether the issuer derives at least 50% of its revenues from, or has at least 50% of its assets in, a particular country or region; the source of government guarantees (if any); and the primary trading market or listing exchange. Whether an issuer is located in or tied economically to a particular country can be determined under any of these factors. Effective December 11, 2025, derivative instruments that provide investment exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund's 80% policy, consistent with the fund's investment policies and limitations with respect to investments in derivatives. Normally investing primarily in common stocks. Allocating investments across different emerging markets countries. Using fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions, to select investments.
Risk [Heading]	Principal Investment Risks
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]	The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time. The index description appears in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance. Visit institutional.fidelity.com for more recent performance information.
Performance Information Illustrates Variability of Returns [Text]	The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time.
Performance Availability Website Address [Text]	institutional.fidelity.com
Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]	Year-by-Year Returns
Bar Chart Narrative [Text Block]	The returns in the bar chart do not reflect any applicable sales charges; if sales charges were reflected, returns would be lower than those shown.
Bar Chart Does Not Reflect Sales Loads [Text]	The returns in the bar chart do not reflect any applicable sales charges; if sales charges were reflected, returns would be lower than those shown.
Year to Date Return, Label	Year-to-Date Return
Bar Chart, Year to Date Return, Date	Sep. 30, 2024
Bar Chart, Year to Date Return	14.19%
Highest Quarterly Return, Label	Highest Quarter Return
Highest Quarterly Return, Date	Dec. 31, 2022
Highest Quarterly Return	8.88%
Lowest Quarterly Return, Label	Lowest Quarter Return
Lowest Quarterly Return, Date	Mar. 31, 2022
Lowest Quarterly Return	(13.80%)
Performance Table Heading	Average Annual Returns
Performance Table Does Reflect Sales Loads	Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges.
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred	The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan).
Performance Table One Class of after Tax Shown [Text]	After-tax returns for Class A are shown in the table below and after-tax returns for other classes will vary.
Performance Table Explanation after Tax Higher	Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Performance Table Narrative	Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. After-tax returns for Class A are shown in the table below and after-tax returns for other classes will vary. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
FidelityEmergingMarketsFund-AMCIZPRO | Fidelity Emerging Markets Fund | Fidelity Advisor Emerging Markets Fund - Class M
Risk/Return:
Maximum sales charge (load) on purchases (as a % of offering price)	3.50%
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	none	[1]
Management fee	0.86%	[2],[3]
Distribution and/or Service (12b-1) fees	0.50%
Other expenses	0.02%	[2]
Total annual operating expenses	1.38%
1 year	$ 486
3 years	772
5 years	1,079
10 years	1,949
1 Year	486
3 Years	772
5 Years	1,079
10 Years	$ 1,949
Annual Return, Inception Date	May 11, 2021
FidelityEmergingMarketsFund-AMCIZPRO | Fidelity Emerging Markets Fund | Fidelity Advisor Emerging Markets Fund - Class Z
Risk/Return:
Maximum sales charge (load) on purchases (as a % of offering price)	none
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	none
Management fee	0.71%	[2],[3]
Distribution and/or Service (12b-1) fees	none
Other expenses	0.03%	[2]
Total annual operating expenses	0.74%
1 year	$ 76
3 years	237
5 years	411
10 years	918
1 Year	76
3 Years	237
5 Years	411
10 Years	$ 918
Annual Return, Inception Date	May 11, 2021
FidelityEmergingMarketsFund-AMCIZPRO | Fidelity Emerging Markets Fund | Fidelity Advisor Emerging Markets Fund - Class A
Risk/Return:
Maximum sales charge (load) on purchases (as a % of offering price)	5.75%
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	none	[1]
Management fee	0.86%	[2],[3]
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	0.02%	[2]
Total annual operating expenses	1.13%
1 year	$ 684
3 years	913
5 years	1,161
10 years	1,871
1 Year	684
3 Years	913
5 Years	1,161
10 Years	$ 1,871
Annual Return, Inception Date	May 11, 2021
2022	(27.73%)
2023	14.82%
FidelityEmergingMarketsFund-AMCIZPRO | Fidelity Emerging Markets Fund | Fidelity Advisor Emerging Markets Fund - Class C
Risk/Return:
Maximum sales charge (load) on purchases (as a % of offering price)	none
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	1.00%	[4]
Management fee	0.86%	[2],[3]
Distribution and/or Service (12b-1) fees	1.00%
Other expenses	0.02%	[2]
Total annual operating expenses	1.88%
Expenses Deferred Charges [Text Block]	On Class C shares redeemed less than one year after purchase.
1 year	$ 291
3 years	591
5 years	1,016
10 years	2,005
1 Year	191
3 Years	591
5 Years	1,016
10 Years	$ 2,005
Annual Return, Inception Date	May 11, 2021
FidelityEmergingMarketsFund-AMCIZPRO | Fidelity Emerging Markets Fund | Fidelity Advisor Emerging Markets Fund - Class I
Risk/Return:
Maximum sales charge (load) on purchases (as a % of offering price)	none
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	none
Management fee	0.85%	[2],[3]
Distribution and/or Service (12b-1) fees	none
Other expenses	0.02%	[2]
Total annual operating expenses	0.87%
1 year	$ 89
3 years	278
5 years	482
10 years	1,073
1 Year	89
3 Years	278
5 Years	482
10 Years	$ 1,073
Annual Return, Inception Date	May 11, 2021
FidelityEmergingMarketsFund-AMCIZPRO | Fidelity Emerging Markets Fund | Return Before Taxes | Fidelity Advisor Emerging Markets Fund - Class M
Risk/Return:
Label	Return Before Taxes
Past 1 year	10.52%
Since Inception	(8.77%)	[5]
FidelityEmergingMarketsFund-AMCIZPRO | Fidelity Emerging Markets Fund | Return Before Taxes | Fidelity Advisor Emerging Markets Fund - Class Z
Risk/Return:
Label	Return Before Taxes
Past 1 year	15.30%
Since Inception	(6.87%)	[6]
FidelityEmergingMarketsFund-AMCIZPRO | Fidelity Emerging Markets Fund | Return Before Taxes | Fidelity Advisor Emerging Markets Fund - Class A
Risk/Return:
Label	Return Before Taxes
Past 1 year	8.22%
Since Inception	(9.34%)	[7]
FidelityEmergingMarketsFund-AMCIZPRO | Fidelity Emerging Markets Fund | Return Before Taxes | Fidelity Advisor Emerging Markets Fund - Class C
Risk/Return:
Label	Return Before Taxes
Past 1 year	12.96%
Since Inception	(8.00%)	[8]
FidelityEmergingMarketsFund-AMCIZPRO | Fidelity Emerging Markets Fund | Return Before Taxes | Fidelity Advisor Emerging Markets Fund - Class I
Risk/Return:
Label	Return Before Taxes
Past 1 year	15.15%
Since Inception	(7.00%)	[9]
FidelityEmergingMarketsFund-AMCIZPRO | Fidelity Emerging Markets Fund | After Taxes on Distributions | Fidelity Advisor Emerging Markets Fund - Class A
Risk/Return:
Label	Return After Taxes on Distributions
Past 1 year	8.22%
Since Inception	(9.75%)	[7]
FidelityEmergingMarketsFund-AMCIZPRO | Fidelity Emerging Markets Fund | After Taxes on Distributions and Sales | Fidelity Advisor Emerging Markets Fund - Class A
Risk/Return:
Label	Return After Taxes on Distributions and Sale of Fund Shares
Past 1 year	5.23%
Since Inception	(6.76%)	[7]
FidelityEmergingMarketsFund-AMCIZPRO | Fidelity Emerging Markets Fund | MC041
Risk/Return:
Label	MSCI Emerging Markets Index
Past 1 year	9.86%
Since Inception	(6.93%)

[1]
A Class A and Class M purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class M purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% and 0.25%, respectively.

[2]	B Adjusted to reflect current fees.
[3]
A The management fee covers administrative services previously provided under separate services agreements with the fund, for which 0.22%, 0.22%, 0.22%, 0.21%, and 0.06% for Class A, Class M, Class C, Class I, and Class Z, respectively, was previously charged under the services agreements.

[4]	B On Class C shares redeemed less than one year after purchase.
[5]	B From May 11, 2021 .
[6]	E From May 11, 2021 .
[7]	A From May 11, 2021 .
[8]	C From May 11, 2021 .
[9]	D From May 11, 2021 .